CHAPMAN AND CUTLER LLP                                    111 WEST MONROE STREET
                                                         CHICAGO, ILLINOIS 60603


                                 March 26, 2015


Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549


      Re:           First Trust Exchange-Traded Fund VI
                    (File Nos. 333-182308 and 811-22717)
               ----------------------------------------------


Ladies and Gentlemen:

      On behalf of First Trust Exchange-Traded Fund VI (the "Registrant"), we are transmitting for electronic filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, the exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the supplement to the Prospectus for the Registrant filed pursuant to Rule 497(e) on March 17, 2015. The Registration Statement relates to International Multi-Asset Diversified Income Index Fund, a series of the Registrant.

      If you have any questions or comments, please telephone the undersigned at
(312) 845-3484.

                                              Very truly yours,

                                              CHAPMAN AND CUTLER LLP



                                              By: /s/ Morrison C. Warren
                                                  --------------------------
                                                      Morrison C. Warren


Enclosures